Accrued Expenses and Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Accrued Liabilities And Other Liabilities [Line Items]
Accrued Expenses and Other Liabilities
6. Accrued Expenses and Other Liabilities

	June 30, 2021	December 31, 2020
	(in millions)
Accrued wages and commissions	$7.0	$5.0
Deferred revenue	7.2	1.7
Advances from customers	9.6	4.4
Accrued licenses and taxes	3.0	2.5
Accrued transaction cost	1.1	—
Accrued interest	0.9	0.8
Other	17.2	11.3

Total accrued expenses and other liabilities	$46.0	$25.7

9. Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following (in millions):

	As of December 31,
	2020	2019
Accrued wages and commissions	$5.0	$5.3
Accounts payable	0.5	3.2
Deferred revenue	1.7	0.8
Advances from customers	4.4	1.5
Accrued license fees and taxes	2.5	—
Other	11.6	3.8

Total accrued expenses and other liabilities	$25.7	$14.6